Fair values of financial assets and liabilities - Valuation methodology (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Deposits From Banks
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	£ 34,124	£ 28,179
Financial liabilities, fair value	34,190	28,079
Customer deposits
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	453,446	421,320
Financial liabilities, fair value	453,773	421,728
Financial liabilities at fair value through profit or loss
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	21,474	21,486
Financial liabilities, fair value	21,474	21,486
Derivative financial instruments
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	28,631	25,779
Financial liabilities, fair value	28,631	25,779
Debt securities in issue
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	99,931	97,689
Financial liabilities, fair value	105,211	100,443
Liabilities arising from non-participating investment contracts
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	34,927	37,459
Financial liabilities, fair value	34,927	37,459
Subordinated Liabilities
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	17,717	17,130
Financial liabilities, fair value	22,368	19,783
Financial assets at FVPL
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	157,113	160,189
Financial assets, fair value	157,113	160,189
Derivative financial instruments
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	32,978	26,369
Financial assets, fair value	32,978	26,369
Financial assets at amortised cost
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	518,314	510,307
Financial assets, fair value	518,302	511,114
Financial assets at FVOCI
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	27,211	25,092
Financial assets, fair value	27,211	25,092
Loans and advances to banks
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	11,202	9,775
Loans and advances to banks | Financial assets at FVPL
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets, fair value	4,075	2,399
Loans and advances to banks | Financial assets at amortised cost
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	11,202	9,775
Financial assets, fair value	11,211	9,773
Loans and advances to customers
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	501,508	494,988
Loans and advances to customers | Financial assets at FVPL
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets, fair value	22,496	21,076
Loans and advances to customers | Financial assets at amortised cost
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	501,508	494,988
Financial assets, fair value	501,494	495,804
Debt securities | Financial assets at FVPL
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets, fair value	46,198	40,906
Debt securities | Financial assets at amortised cost
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	5,604	5,544
Financial assets, fair value	5,597	5,537
Debt securities | Financial assets at FVOCI
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets, fair value	£ 26,967	£ 24,330